Product Warranty Liability (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Warranty Liability [Abstract]
Schedule of Changes in Warrant Liability	Changes in warranty liability were as follows (in thousands):
Amount
Balance as of December 31, 2022	$2,478
Utilization	(62)
Balance as of March 31, 2023	$2,416
Reversal of product warranty accrual	(45)
Utilization	(25)
Balance as of June 30, 2023	$2,346
Reversal of product warranty accrual	(72)
Utilization	(21)
Balance as of September 30, 2023	$2,253
Changes in warranty liability were as follows (in thousands):
	December 31,
	2022	2021
Balance at beginning of the year	$2,998	$3,166
Reversal of warranty accrual	(456)	(65)
Utilization	(64)	(103)
Balance at end of the year	$2,478	$2,998